Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES:
Gross written premiums	$ 700,146	$ 688,678	$ 581,983
Ceded written premiums	(210,597)	(191,465)	(189,158)
Net written premiums	489,549	497,213	392,825
Net change in unearned premiums	(6,419)	(50,061)	(16,434)
Net premiums earned	483,130	447,152	376,391
Investment income	51,883	40,460	20,947
Net realized gain (loss) on investments	589	6,723	(687)
Net unrealized gain (loss) on investments	1,390	2,684	(5,512)
Change in allowance for expected credit losses on investments	29	368	(361)
Other revenues	1,988	1,862	2,442
Total revenues	539,009	499,249	393,220
EXPENSES:
Net loss and loss adjustment expenses	(216,112)	(189,087)	(157,562)
Net policy acquisition expenses	(79,535)	(74,976)	(70,199)
General and administrative expenses	(90,362)	(78,927)	(67,243)
Change in allowance for expected credit losses on receivables	(1,482)	(2,452)	(3,238)
Change in fair value of derivative financial liabilities	(4,928)	(27,289)	4,603
Other expenses	(6,169)	(5,594)	(3,961)
Net foreign exchange (loss) gain	(8,130)	5,124	(3,454)
Total expenses	(406,718)	(373,201)	(301,054)
Income before income taxes	132,291	126,048	92,166
Income tax credit (expense)	2,860	(7,854)	(2,932)
Net income	$ 135,151	$ 118,194	$ 89,234
Earnings Per Share [Abstract]
Basic earnings per share attributable to equity holders (in USD per share)	$ 3.01	$ 2.58	$ 1.85
Diluted earnings per share attributable to equity holders (in Dollars per share)	$ 2.98	$ 2.55	$ 1.84